Equity - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Cash flow hedge reserve	€ 104	€ 151	€ 20
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(728)	(509)	(754)
Reserve related to the acquisition of non-controlling interests	(79)	0	0
Other reserves	(1)	5	0
Other reserves	€ (507)	€ (156)	€ (537)